Leases - Schedule of Operating Lease Right-of-Use Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Office lease	$ 133,112	$ 133,112	$ 433,173
Less: Accumulated amortization	(124,767)	(119,808)	(53,588)
Right-of-use assets, net	$ 8,345	$ 13,304	$ 379,585